Selected Quarterly Financial Data (Unaudited) (Details) - Schedule of quarterly financial information - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
First Quarter [Member]
Selected Quarterly Financial Data (Unaudited) (Details) - Schedule of quarterly financial information [Line Items]
Revenue	$ 28,307,138	$ 17,307,000
Gross profit (loss)	(6,246,357)	5,752,557
Net (loss) income	(12,618,919)	8,417,076
Net (loss) income attributable to owners of the Company	$ (11,906,449)	$ 7,664,690
Basic and diluted net income (loss) per ordinary share attributable to owners of the Company (in Dollars per share)	$ (0.15)	$ 0.1
Second Quarter [Member]
Selected Quarterly Financial Data (Unaudited) (Details) - Schedule of quarterly financial information [Line Items]
Revenue	$ 36,865,155	$ 23,463,133
Gross profit (loss)	5,053,484	2,163,213
Net (loss) income	47,163	(1,661,380)
Net (loss) income attributable to owners of the Company	$ (133,816)	$ (1,576,010)
Basic and diluted net income (loss) per ordinary share attributable to owners of the Company (in Dollars per share)	$ 0	$ (0.02)
Third Quarter [Member]
Selected Quarterly Financial Data (Unaudited) (Details) - Schedule of quarterly financial information [Line Items]
Revenue	$ 36,103,674	$ 15,448,083
Gross profit (loss)	(4,061,678)	1,660,562
Net (loss) income	2,869,324	781,695
Net (loss) income attributable to owners of the Company	$ 2,584,624	$ 689,184
Basic and diluted net income (loss) per ordinary share attributable to owners of the Company (in Dollars per share)	$ 0.03	$ 0.01
Fourth Quarter [Member]
Selected Quarterly Financial Data (Unaudited) (Details) - Schedule of quarterly financial information [Line Items]
Revenue	$ 62,807,077	$ 31,022,204
Gross profit (loss)	(7,386,986)	(11,997,795)
Net (loss) income	7,317,133	(85,155,971)
Net (loss) income attributable to owners of the Company	$ 6,974,922	$ (79,656,112)
Basic and diluted net income (loss) per ordinary share attributable to owners of the Company (in Dollars per share)	$ 0.11	$ (1)